Basic and diluted loss per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and diluted loss per share
15.	Basic and diluted loss per share:
Basic and diluted loss per share is calculated as set forth below:

Year ended December 31,	2019	2018	2017

Net loss	$(35,184)	$(16,579)	$(29,811)
Less: recovery of fair value of liability classified awards	-	-	(153)
Diluted loss available to common shareholders	$(35,184)	$(16,579)	$(29,964)
Weighted average number of common shares for basic loss per share	44,275,800	35,148,303	33,192,480
Plus: incremental shares from assumed exercise	-	-	35,444
Diluted weighted average number of common shares for diluted loss per share	44,275,800	35,148,303	33,227,924
Loss per share – basic and diluted	$(0.79)	$(0.47)	$(0.90)
For the year ended December 31, 2017, $5 of the recovery of fair value of liability classified awards has been excluded from the calculation of diluted loss available to common shareholders due to the fact that it is anti-dilutive.